Share-based payments (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payments
Outstanding on January 1	101,276,327	143,889,439	42,515,821
Outstanding on January 1 per share	$ 0.72	$ 0.55	$ 1.58
Granted during the year			1,141,362
Granted during the year per share			$ 23.75
Exercised during the year	(39,100,504)	(37,095,966)	(18,822,551)
Exercised during the year per share	$ 0.21	$ 0.12	$ 0.38
Forfeited during the year	(2,233,761)	(5,517,146)	(853,059)
Balances before 6-for-1 forward share split	59,942,062	101,276,327	23,981,573
Balances before 6-for-1 forward share split per share	$ 1.04	$ 0.72	$ 3.01
Issuance of options due to 6-for-1 forward split			119,907,866
Outstanding on December 31	59,942,062	101,276,327	143,889,439
Outstanding on December 31 per share	$ 1.04	$ 0.72	$ 0.55
Exercisable on December 31	53,561,964	81,813,095	101,416,310
Weighted average share price1	$ 0.94	$ 0.55	$ 0.33
Outstanding on January 1	72,401,895	80,924,937	5,294,454
Outstanding on January 1 per share	$ 5.46	$ 4.82	$ 10.47
Granted during the year	35,823,472	32,294,522	13,103,243
Granted during the year per share	$ 4.97	$ 5.47	$ 36.65
Vested during the year	(29,212,440)	(27,322,614)	(3,092,289)
Weighted average share price exercised2	$ 4.45	$ 3.64	$ 15.06
Forfeited during the year	(12,500,866)	(13,494,950)	(1,817,919)
Balances before 6-for-1 forward share split	66,512,061	72,401,895	13,487,489
Weighted average share price before1	$ 5.66	$ 5.46	$ 28.91
Issuance of RSUs due to 6-for-1 forward split			67,437,448
Outstanding on December 31	66,512,061	72,401,895	80,924,937
Weighted average share price2	$ 5.66	$ 5.46	$ 4.82